Income Taxes - Additional information (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits	$ 0	$ 0
Amounts accrued for the payment of interest and penalties	$ 0	$ 0